UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05754

MFS HIGH INCOME MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 29, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 29, 2016

MFS® HIGH INCOME MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 154.6%
Alabama - 1.6%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 9/01/37	$80,000	$90,554
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/30	105,000	106,304
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/35	115,000	116,994
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/45	155,000	156,721
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/50	165,000	168,787
Birmingham, AL, Waterworks Board Water Rev., “A”, 5.125%, 1/01/34 (Prerefunded 1/01/19)	280,000	313,922
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 1/01/34	475,000	523,079
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/29	75,000	81,225
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/25	10,000	7,033
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/26	130,000	86,545
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/29	185,000	100,159
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/34	260,000	99,804
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/35	500,000	177,015
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/16	60,000	61,371
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/17	85,000	89,673
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/18	85,000	91,928
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/21	95,000	105,871
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/23	140,000	157,066
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/39	225,000	245,630

		$2,779,681
Arizona - 2.5%
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/35	$45,000	$47,293
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/35	125,000	131,273
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/45	205,000	211,156
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/46	110,000	113,278
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/35	195,000	200,856
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/45	215,000	217,384
Phoenix, AZ, Industrial Development Authority Education Rev. (Choice Academies, Inc. Project), 5.625%, 9/01/42	165,000	174,417
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/33	80,000	82,536
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/43	160,000	162,771
Phoenix, AZ, Industrial Development Authority Education Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/34	445,000	492,215
Phoenix, AZ, Industrial Development Authority Education Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/44	280,000	302,767
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/34	145,000	162,718
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/44	235,000	264,878
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/34	435,000	437,797
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/41	330,000	333,590
Surprise, AZ, Municipal Property Corp., 4.9%, 4/01/32	800,000	813,728
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/42	110,000	119,657
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/46	85,000	92,317

		$4,360,631
Arkansas - 0.2%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/35	$40,000	$45,449
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/33	60,000	68,423
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/46	610,000	170,806

		$284,678
California - 15.4%
Bay Area Toll Authority, CA, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 4/01/34 (Prerefunded 4/01/18)	$1,250,000	$1,363,588
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/31	350,000	224,504
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/32	355,000	220,533

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/33	$715,000	$428,528
California Educational Facilities Authority Rev., 5%, 2/01/26	295,000	303,151
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/31	190,000	213,431
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 10/01/38	1,650,000	1,832,457
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/39	125,000	142,895
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/42	1,000,000	1,027,610
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 8/15/31	835,000	1,007,703
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	1,875,000	1,919,681
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.8%, 8/01/36	60,000	60,062
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/34	155,000	225,649
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	650,000	907,095
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/28	100,000	108,200
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/35	45,000	50,188
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 6/01/23 (Put Date 12/01/17)	270,000	288,333
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/45	530,000	577,366
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/45	345,000	352,973
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/33	1,290,000	1,534,636
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/30	45,000	49,844
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/45	130,000	139,308
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/44	150,000	161,070
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/38 (a)(d)	63,113	473
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/33	100,000	110,165
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 7/01/41	1,545,000	1,622,775
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/33	1,015,000	1,041,410
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/33	125,000	129,838
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/34	225,000	250,333
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/44	345,000	372,862
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “D”, 4.75%, 8/01/20	175,000	176,153
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/34	310,000	357,585
District of Southern CA, Water Replenishment Financing Authority Assessment Rev., 5%, 8/01/36	120,000	143,706
District of Southern CA, Water Replenishment Financing Authority Assessment Rev., 5%, 8/01/37	125,000	149,234
District of Southern CA, Water Replenishment Financing Authority Assessment Rev., 5%, 8/01/41	270,000	317,912
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	380,000	364,811
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, 5%, 9/01/44	260,000	292,822
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/42	215,000	239,886
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/36	65,000	70,203
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/35	40,000	45,057
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/22	330,000	396,271
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/23	330,000	398,251
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/34	50,000	57,544
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/44	80,000	90,959
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-2”, CALHF, 3%, 11/15/20	45,000	45,108
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-3”, CALHF, 2.5%, 11/15/20	65,000	65,127
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/34	210,000	236,263
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/39	1,125,000	1,259,370
San Diego, CA, Redevelopment Agency, Tax Allocation Rev., Capital Appreciation, AGM, 0%, 9/01/22	1,910,000	1,664,412
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	35,000	38,773
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/34	960,000	1,105,200
State of California, 5.25%, 10/01/28	425,000	507,361

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
State of California, 5.25%, 9/01/30	$1,005,000	$1,192,915
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/44	430,000	482,761

		$26,364,345
Colorado - 7.2%
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/30	$50,000	$56,694
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/34	50,000	56,191
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), 5%, 12/01/31	85,000	97,508
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), “A”, 5%, 12/01/38	95,000	105,435
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/43	250,000	299,455
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 8/01/37	260,000	262,501
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/35	195,000	214,223
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/43	130,000	150,991
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/34	795,000	895,957
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	385,000	432,409
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 10/01/32	620,000	648,235
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/28	205,000	233,202
Denver, CO, City & County Airport, “B”, ETM, 6.125%, 11/15/25	2,840,000	2,854,342
Denver, CO, City & County Airport, “C”, ETM, 6.125%, 11/15/25	2,280,000	2,894,164
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/45	125,000	138,841
E-470 Public Highway Authority, CO, Capital Appreciation, “B”, NATL, 0%, 9/01/18	1,500,000	1,443,675
Park Creek Metropolitan District of Columbia Rev. (Senior Limited Property Tax Supported), “A”, 5%, 12/01/45	475,000	527,207
Salida, CO, Hospital District Rev., 5.25%, 10/01/36	878,000	881,494
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5.125%, 11/01/38	100,000	106,471

		$12,298,995
Connecticut - 0.5%
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/45 (n)	$500,000	$493,795
Mohegan Tribe Indians, CT, Gaming Authority Rev., “C”, 4.75%, 2/01/20 (n)	420,000	421,042

		$914,837
Delaware - 0.4%
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 6/01/28	$665,000	$665,399

District of Columbia - 2.0%
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 6/01/37	$1,000,000	$1,013,000
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/33	55,000	64,061
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/43	140,000	162,079
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/25	85,000	86,485
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.125%, 1/01/35	80,000	80,890
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.25%, 1/01/39	50,000	50,646
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/30	160,000	162,323
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/35	850,000	855,177
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/45	985,000	967,043

		$3,441,704
Florida - 8.9%
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6%, 11/15/34	$90,000	$99,497
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.25%, 11/15/44	215,000	239,067
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.375%, 11/15/49	145,000	160,712
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/30	105,000	112,080
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/33	50,000	53,087
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/34	75,000	80,211
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 11/01/39	685,000	746,492
Capital Trust Agency, FL, Charter School Rev. (River City Educational Services, Inc. Project) “A”, 5.375%, 2/01/35	115,000	116,869

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Capital Trust Agency, FL, Charter School Rev. (River City Educational Services, Inc. Project) “A”, 5.625%, 2/01/45	$220,000	$222,836
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 7/15/32 (d)(q)	705,000	141,014
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/43	420,000	465,927
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 8.125%, 5/15/44	610,000	723,899
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.5%, 5/15/49	100,000	102,006
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B”, 5.25%, 5/15/22	175,000	175,338
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/35	170,000	189,008
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/46	235,000	257,010
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/19	135,000	152,376
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/32	140,000	143,968
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/43	295,000	302,148
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 8.5%, 6/15/44	555,000	644,816
Florida State University Board of Governors, System Improvement Rev., 6.25%, 7/01/30	1,500,000	1,689,135
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 5/01/38	380,000	393,498
Homestead, Community Development District, FL, Special Assessment, “A”, 6%, 5/01/37	470,000	466,447
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/33	215,000	242,292
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/34	185,000	208,186
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/35	265,000	296,935
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/25	115,000	118,154
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/35	100,000	102,341
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/45	120,000	121,927
Marshall Creek, FL, Community Development District Rev. (St. John’s County), “A”, 5%, 5/01/32	105,000	108,425
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/44	370,000	396,270
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 10/01/40 (Prerefunded 10/01/21)	1,015,000	1,339,516
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/29	125,000	133,605
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/37	100,000	105,920
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/49	150,000	183,473
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 7%, 11/01/45	135,000	164,105
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/46	100,000	102,399
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 10/01/27 (n)	365,000	380,764
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 5/01/35	220,000	212,190
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/29	175,000	198,114
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/39	100,000	112,924
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/45	780,000	873,467
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/26	25,000	29,249
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/29	25,000	28,676
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/34	50,000	56,440
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/44	150,000	168,618
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/40	430,000	477,008
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/44	165,000	182,081
Tampa, FL (University of Tampa Project), 5%, 4/01/40	105,000	118,125
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 5/01/35	215,000	215,903
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/45	395,000	395,948
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/16	115,000	115,302
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 5/01/37 (a)(d)	1,210,000	423,500

		$15,289,298
Georgia - 2.3%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/33	$120,000	$132,644
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/43	120,000	132,048
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/22 (Prerefunded 11/01/19)	465,000	552,076
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/29	255,000	315,185

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Georgia - continued
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/30	$60,000	$67,187
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/33	105,000	115,816
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/38	110,000	119,693
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/31	20,000	23,568
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/22	830,000	957,853
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/28	430,000	528,517
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., 5.625%, 8/01/34 (Prerefunded 8/01/18)	195,000	217,799
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Unrefunded Balance, 5.625%, 8/01/34	25,000	27,219
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/39	335,000	348,259
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 6/15/39	415,000	448,984

		$3,986,848
Guam - 0.4%
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 12/01/40	$375,000	$411,536
Guam Government, “A”, 7%, 11/15/39 (Prerefunded 11/15/19)	110,000	134,819
Guam International Airport Authority Rev., “C”, 5%, 10/01/16	35,000	35,791
Guam International Airport Authority Rev., “C”, 5%, 10/01/17	60,000	63,455

		$645,601
Hawaii - 1.2%
Hawaii Department of Budget & Finance Special Purpose Rev. (Chaminade University), 5%, 1/01/30	$150,000	$157,532
Hawaii Department of Budget & Finance Special Purpose Rev. (Chaminade University), 5%, 1/01/45	125,000	126,326
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/29	105,000	129,646
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/44	180,000	222,277
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/39	950,000	1,078,146
State of Hawaii, “DZ”, 5%, 12/01/31	255,000	298,541

		$2,012,468
Idaho - 1.5%
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2/15/21	$1,750,000	$2,223,988
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B2”, 6%, 10/01/21	265,000	265,360
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B3”, 5.25%, 10/01/20	125,000	125,161

		$2,614,509
Illinois - 10.9%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 1/01/18	$130,000	$130,029
Bolingbrook, IL, Sales Tax Rev., 6.25%, 1/01/24	685,000	685,959
Chicago, IL (Modern Schools Program), “A”, AMBAC, 5%, 12/01/24	345,000	352,449
Chicago, IL (Modern Schools Program), “G”, AMBAC, 5%, 12/01/23	80,000	81,764
Chicago, IL, “A”, AGM, 5%, 1/01/17	5,000	5,020
Chicago, IL, “A”, AGM, 5%, 1/01/22	65,000	65,630
Chicago, IL, “A”, AGM, 5%, 1/01/22	5,000	5,020
Chicago, IL, “A”, AGM, 5%, 1/01/23	45,000	45,436
Chicago, IL, “A”, AGM, 5%, 1/01/24	5,000	5,020
Chicago, IL, “A”, AGM, 5%, 1/01/25	5,000	5,048
Chicago, IL, “A”, AGM, 5%, 1/01/27	25,000	25,419
Chicago, IL, “A”, AGM, 5%, 1/01/28	560,000	594,871
Chicago, IL, “A”, AGM, 4.75%, 1/01/30	70,000	70,087
Chicago, IL, “A”, AGM, 5%, 1/01/34	240,000	240,307
Chicago, IL, “A”, AGM, 5%, 1/01/37	410,000	415,125
Chicago, IL, “C”, NATL, 5%, 1/01/29	15,000	15,464
Chicago, IL, “C”, NATL, 5%, 1/01/23	50,000	51,893

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Illinois - continued
Chicago, IL, “D”, AMBAC, 5%, 12/01/22	$360,000	$367,938
Chicago, IL, Board of Education, “A”, NATL, 5%, 12/01/16	135,000	135,140
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/35	475,000	478,895
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/21	540,000	553,279
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/23	130,000	132,729
Chicago, IL, Metropolitan Water Reclamation District-Greater Chicago, “C”, 5%, 12/01/30	1,000,000	1,148,950
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/32	95,000	111,524
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/33	50,000	58,273
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/43	190,000	216,893
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/29	215,000	240,426
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/30	430,000	479,128
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/31	80,000	88,821
Chicago, IL, Wastewater Transmission Rev., “C”, 5%, 1/01/35	40,000	44,046
Chicago, IL, Wastewater Transmission Rev., “C”, 5%, 1/01/39	60,000	64,938
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/36	250,000	251,180
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2/15/45	1,050,000	1,123,805
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/33	245,000	251,301
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/43	265,000	272,293
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.5%, 5/15/27	35,000	37,760
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 5/15/42	260,000	275,207
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 8/15/34	620,000	746,716
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/43	255,000	303,935
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	590,000	652,009
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/38 (Prerefunded 8/15/19)	615,000	741,936
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/35	530,000	595,370
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 11/15/35	1,250,000	1,255,450
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/31	785,000	901,219
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	1,710,000	2,045,314
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/34	381,000	384,105
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/42	165,000	182,092
State of Illinois, NATL, 5%, 1/01/19	130,000	130,809
University of Illinois Rev. (Auxiliary Facilities Systems), “A”, 5.125%, 4/01/29 (Prerefunded 4/01/19)	1,370,000	1,547,497

		$18,613,519
Indiana - 3.6%
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/41	$350,000	$404,569
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/34	255,000	290,399
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/40	385,000	430,888
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/30	50,000	55,587
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/39	125,000	134,375
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/35	235,000	258,267
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	590,000	640,451
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	155,000	167,219
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/48	105,000	112,790
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, AGM, 5.25%, 5/15/41	145,000	159,242
Indiana Health & Educational Facility Authority Hospital Rev. (Community Foundation), 5.5%, 3/01/37 (Prerefunded 3/01/17)	630,000	661,651
Indiana Health & Educational Facility Authority Hospital Rev. (Community Foundation), 5.5%, 3/01/37	590,000	610,638
Indiana Municipal Power Agency, Power Supply System Rev., “A”, 5%, 1/01/36	330,000	385,407
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/42	130,000	137,752
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/28	370,000	427,724
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/34	325,000	396,598
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	750,000	921,045

		$6,194,602

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Iowa - 0.7%
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 12/01/19	$250,000	$260,128
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/19	220,000	230,388
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/20	45,000	47,119
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.5%, 12/01/25	175,000	189,056
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.6%, 12/01/26	175,000	189,105
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.7%, 12/01/27	20,000	21,485
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.75%, 12/01/28	320,000	343,638

		$1,280,919
Kansas - 0.6%
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/38	$300,000	$320,604
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/42	100,000	105,886
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/43	200,000	218,292
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-B2”, 3.375%, 11/15/20	45,000	45,017
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/44	255,000	288,132

		$977,931
Kentucky - 2.5%
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/42	$225,000	$228,492
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/45	95,000	97,021
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 8/15/24	375,000	411,435
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 8/15/27	125,000	136,868
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	735,000	844,464
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2/01/37 (Prerefunded 2/01/18)	1,685,000	1,861,268
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	420,000	427,295
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 6/01/39	260,000	293,030

		$4,299,873
Louisiana - 3.5%
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	$380,000	$431,695
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	240,000	273,811
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/45	530,000	538,067
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/35	105,000	106,454
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/45	420,000	426,670
Louisiana Military Department Custody Receipts, 5%, 8/01/24	1,500,000	1,528,950
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/34	775,000	841,821
New Orleans LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/40	305,000	336,824
New Orleans LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/45	130,000	142,944
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/40	55,000	61,749
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/40	80,000	90,264
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/45	220,000	246,255
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/45	95,000	106,520
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/40 (Put Date 6/01/22)	760,000	817,403

		$5,949,427
Maine - 0.3%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 1/01/25 (Put Date 2/01/17)	$450,000	$460,764

Maryland - 0.8%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/40	$175,000	$185,215
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/25	125,000	137,823

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Maryland - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 7/01/39 (Prerefunded 7/01/19)	$945,000	$1,129,181

		$1,452,219
Massachusetts - 4.8%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/36	$370,000	$433,152
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/37	895,000	926,701
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/31	168,995	164,611
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/39	42,309	41,038
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/46	11,291	9,703
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/56	56,165	325
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/33	100,000	108,107
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/43	135,000	146,259
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 4/01/37	710,000	824,935
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/32	555,000	671,606
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/36	145,000	165,619
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/27	505,000	506,646
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/42	870,000	872,845
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/42 (Prerefunded 5/01/19)	105,000	121,391
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/30	195,000	206,486
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/31	135,000	141,776
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/30	920,000	1,057,715
Massachusetts Port Authority Special Facilities Rev. (Conrac Project), “A”, 5.125%, 7/01/41	50,000	54,971
Massachusetts Port Authority Special Facilities Rev. (Delta Air Lines Project, Inc.), “A”, AMBAC, 5%, 1/01/27	235,000	235,719
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 8/15/32	845,000	896,579
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 10/15/32	490,000	573,447

		$8,159,631
Michigan - 3.9%
Detroit, MI, Sewage Disposal System Rev., “B”, NATL, 5.5%, 7/01/22	$1,200,000	$1,459,260
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 7/01/39	730,000	807,709
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/23	120,000	121,247
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/25	15,000	15,137
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/36	35,000	37,979
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/41	50,000	54,026
Grand Valley, MI, State University Rev., 5.5%, 12/01/27 (Prerefunded 12/01/16)	175,000	181,669
Michigan Finance Authority Hospital Rev. (Beaumont Health Credit Group), 5%, 11/01/44	745,000	837,939
Michigan Finance Authority Hospital Rev. (Beaumont Health Credit Group), “A”, 5%, 8/01/33	125,000	144,690
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/33	80,000	91,612
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/34	180,000	205,346
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/34	75,000	85,561
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/35	115,000	130,696
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 12/01/35	1,250,000	1,422,975
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 9/01/39 (Prerefunded 9/01/18)	660,000	783,361
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	50,000	56,578
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	45,000	49,800
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	40,000	43,358
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	110,000	118,389

		$6,647,332

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Minnesota - 0.1%
Brooklyn Park, MN, Charter School Lease Rev. (Athlos Leadership Academic Project), “A”, 5.25%, 7/01/30	$25,000	$25,348
Brooklyn Park, MN, Charter School Lease Rev. (Athlos Leadership Academic Project), “A”, 5.5%, 7/01/35	35,000	35,533
Brooklyn Park, MN, Charter School Lease Rev. (Athlos Leadership Academic Project), “A”, 5.5%, 7/01/40	40,000	40,026
Brooklyn Park, MN, Charter School Lease Rev. (Athlos Leadership Academic Project), “A”, 5.75%, 7/01/46	70,000	70,769
Minneapolis & St. Paul, MN, Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 12/01/38	41,614	41,645

		$213,321
Mississippi - 2.1%
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 4/01/22	$1,445,000	$1,491,529
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/22	175,000	204,780
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/23	455,000	536,149
Mississippi State University, Educational Building Corp. Rev., 5%, 8/01/36	560,000	641,878
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 9/01/32	275,000	316,841
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 9/01/36	100,000	115,646
V Lakes Utility District, MS, Water Systems Rev., 7%, 7/15/37	295,000	295,304

		$3,602,127
Missouri - 0.4%
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.125%, 9/01/25	$80,000	$86,169
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Services Project), “A”, 5%, 2/01/36	40,000	44,672
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Services Project), “A”, 5%, 2/01/46	100,000	109,666
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/30	45,000	47,035
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/35	35,000	35,875
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/45	80,000	81,591
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “B-2”, 3.85%, 8/15/20	25,000	25,044
St. Louis, MO, Industrial Development Authority Rev. (St. Andrew’s Resources for Seniors Obligated Group), “A”, 5.125%, 12/01/45	230,000	238,839

		$668,891
National - 1.0%
Centerline Capital Group, Inc., FHLMC, 6.3%, 10/31/52 (n)	$1,000,000	$1,134,150
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.75%, 12/01/16 (z)	546,075	545,627

		$1,679,777
Nevada - 0.9%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/45	$195,000	$196,030
Las Vegas Valley, NV, Water District, “C”, 5%, 6/01/29	1,175,000	1,376,936

		$1,572,966
New Hampshire - 0.6%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	$745,000	$837,022
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4%, 4/01/29 (Put Date 10/01/19)	100,000	101,182
New Hampshire Industrial Development Authority Rev. (Pennichuck Water Works, Inc.), ETM, 7.5%, 7/01/18	95,000	102,617

		$1,040,821
New Jersey - 9.6%
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 1/01/37	$1,475,000	$1,475,000
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/31	1,195,000	1,430,881
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5%, 1/01/34	40,000	41,226
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.25%, 1/01/44	85,000	87,889
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/30	100,000	110,913
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/35	125,000	136,068
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/48	40,000	42,706

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 11/15/26 (Prerefunded 11/15/16)	$50,000	$51,698
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/27	55,000	63,459
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/28	55,000	61,289
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/31	160,000	179,162
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.375%, 1/01/43	315,000	350,148
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/19	530,000	559,770
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/23	455,000	503,367
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/29	640,000	700,922
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/30	135,000	152,586
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/30	120,000	135,614
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/46	500,000	560,980
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	2,390,000	2,423,412
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	2,750,000	2,344,348
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	4,670,000	4,006,720
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	3,800,000	1,006,962
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	45,000	11,402

		$16,436,522
New Mexico - 0.1%
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 8/15/17	$115,000	$115,463

New York - 9.9%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/30	$155,000	$177,394
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 10/01/41	250,000	277,885
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/45	535,000	580,315
Build NYC Resource Corp. Rev. (South Bronx Charter School for International Cultures and the Arts), “A”, 5%, 4/15/43	120,000	122,298
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 5%, 1/01/35	235,000	253,048
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2/15/47	460,000	475,746
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/47	480,000	557,861
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/34	85,000	95,728
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/40	205,000	226,554
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/45	105,000	115,343
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/35	150,000	168,746
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/30	245,000	278,514
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 5%, 12/01/40	100,000	106,313
New York Dormitory Authority, State Personal Income Tax Rev., “C”, 5%, 3/15/34	1,330,000	1,537,400
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 6/15/41	865,000	1,003,045
New York Environmental Facilities, “C”, 5%, 5/15/41	1,195,000	1,340,694
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	680,000	722,874
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/40	505,000	550,576
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “3”, 7.25%, 11/15/44	280,000	338,330
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/49	685,000	771,015
New York Urban Development Corp. (University Facilities Grants), 5.875%, 1/01/21	1,000,000	1,186,330
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 8/01/31	1,005,000	1,042,929
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 1/15/39	560,000	621,482
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “DD”, 4.75%, 6/15/35	1,010,000	1,057,228
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/42	890,000	902,798
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/25	40,000	45,566
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/31	35,000	40,014
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/42	320,000	392,915
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/36	315,000	371,876
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/42	360,000	423,212
Tobacco Settlement Asset Securitization Corporation, NY, “1”, 5%, 6/01/26	465,000	467,827
Ulster County, NY, Capital Resource Corp Rev. (Health Alliance Senior Living-Woodland Pond at New Paltz), “B”, 7%, 9/15/44	420,000	434,141

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New York - continued
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 9/15/37	$300,000	$302,580

		$16,988,577
North Carolina - 1.8%
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2/01/38	$1,321,704	$1,356,782
New Hanover County, NC, Hospital Rev., AGM, 5.125%, 10/01/31	1,130,000	1,248,786
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/25	70,000	76,873
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/30	85,000	90,109
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/35	55,000	57,981
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/37	95,000	96,665
University of North Carolina, Greensboro, Rev., 5%, 4/01/39	135,000	154,783

		$3,081,979
Ohio - 6.2%
Bowling Green, OH, Student Housing Rev. (State University Project), 5.75%, 6/01/31	$225,000	$244,841
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 6/01/30	1,155,000	1,053,984
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 6/01/34	635,000	568,357
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 6/01/47	3,360,000	3,007,402
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 6/01/47	1,200,000	1,154,940
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 11/01/40	750,000	876,735
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/40	165,000	194,969
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/42	965,000	1,132,707
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 5.625%, 8/15/29 (Prerefunded 8/15/18)	475,000	532,014
Lake County, OH, Hospital Facilities Rev., “C”, 5.625%, 8/15/29	90,000	98,868
Ohio Air Quality Development Authority Rev. (FirstEnergy Corp.), “A”, 5.7%, 8/01/20	665,000	744,381
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/29	45,000	49,315
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.75%, 12/01/32	380,000	421,492
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/35	120,000	125,088
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/43	145,000	149,976
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/43	175,000	190,041

		$10,545,110
Oklahoma - 1.2%
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/27	$195,000	$201,020
Norman, OK, Regional Hospital Authority Rev., 5.375%, 9/01/29	115,000	116,515
Norman, OK, Regional Hospital Authority Rev., 5.375%, 9/01/36	305,000	309,017
Oklahoma Development Finance Authority Continuing Care Retirement Community Rev. (Inverness Village), 5.75%, 1/01/37	380,000	395,751
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/42	135,000	140,301
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/45	70,000	75,952
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), 5%, 6/01/35 (Put Date 6/01/25)	135,000	153,284
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/35	225,000	245,466
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/35	470,000	512,751

		$2,150,057
Oregon - 0.7%
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 10/01/26 (n)	$800,000	$810,192
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/29	105,000	114,408
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/30	20,000	23,244
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/36	120,000	136,230

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Oregon - continued
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/40	$135,000	$145,992

		$1,230,066
Pennsylvania - 8.2%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 8/15/29	$560,000	$632,033
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/35	125,000	134,006
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/42	535,000	565,174
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/27	120,000	121,361
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/37	155,000	156,217
Chester County, PA, Health & Educational Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/45	120,000	122,657
Chester County, PA, Health & Educational Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/30	50,000	52,114
Chester County, PA, Health & Educational Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/35	55,000	56,016
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/34	45,000	47,768
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/41	355,000	371,018
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/29 (Prerefunded 1/01/19)	800,000	917,136
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/29	90,000	101,793
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/39	50,000	52,464
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/46	25,000	26,125
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/30	35,000	37,931
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/35	40,000	42,576
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/27	60,000	72,161
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/35	25,000	28,552
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/43	1,425,000	1,608,212
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/37	1,200,000	497,328
Luzerne County, PA, “A”, AGM, 5%, 11/15/29	225,000	257,859
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 4/01/36	90,000	91,966
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 11/15/28	440,000	483,265
Montgomery County, PA, Industrial Development Authority Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/36	820,000	907,551
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/50	1,180,000	1,203,824
Moon Industrial Development Authority Rev. (Baptist Homes Society), 6.125%, 7/01/50	325,000	330,324
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/26	55,000	65,630
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/30	130,000	147,872
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/34	1,030,000	1,143,156
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/32	325,000	358,979
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/30	100,000	107,470
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/33	290,000	309,018
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/43	390,000	416,820
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/33	100,000	112,946
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/43	145,000	167,205
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/43	120,000	137,986
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/34	170,000	192,831
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 4/01/28	1,835,000	1,838,762
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/30	40,000	44,272
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/35	70,000	75,747

		$14,036,125
Puerto Rico - 6.6%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/47	$85,000	$85,649
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.5%, 7/01/29	10,000	10,622

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 7/01/33	$210,000	$218,406
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/34	220,000	227,960
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AMBAC, 5.25%, 7/01/18	105,000	106,119
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/32	80,000	83,402
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/32	430,000	431,135
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/29	45,000	44,651
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/35	145,000	145,690
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/38	790,000	744,480
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/30	40,000	38,591
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/31	160,000	153,797
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/36	560,000	579,594
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, 5.5%, 7/01/25	65,000	65,800
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/20	185,000	192,872
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/21	40,000	41,684
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/25	60,000	63,015
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/16	35,000	35,359
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/35	395,000	406,641
Commonwealth of Puerto Rico, Public Improvement, “C”, AGM, 5.25%, 7/01/27	35,000	35,234
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/27	295,000	301,360
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/31	200,000	187,154
Puerto Rico Electric Power Authority Rev., “KK”, NATL, 5.5%, 7/01/16	20,000	20,183
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/17	15,000	15,488
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/20	5,000	5,129
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/22	180,000	185,360
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 4.75%, 7/01/33	15,000	14,260
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/24	20,000	20,001
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/19	700,000	700,546
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/18	15,000	15,323
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/19	80,000	82,398
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/22	50,000	50,637
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/32	30,000	30,313
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5%, 3/01/21	10,000	9,590
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5.375%, 12/01/21	50,000	48,588
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/26	645,000	614,659
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/33	245,000	232,716
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/17	60,000	59,336
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/18	40,000	39,185
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/20	20,000	18,506
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/21	65,000	62,018
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/22	75,000	69,841
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/27	145,000	128,202
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/31	80,000	72,322
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	90,000	77,437

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/36	$85,000	$70,923
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	70,000	59,853
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	55,000	39,037
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	30,000	21,225
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/18	40,000	40,592
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/23	295,000	299,779
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/24	160,000	162,338
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/27	195,000	196,129
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/28	90,000	90,153
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/27	25,000	25,015
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/27	125,000	127,695
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/28	40,000	40,710
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/35 (Put Date 7/01/17)	490,000	498,820
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, ASSD GTY, 5%, 7/01/36	55,000	55,049
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 8/01/26	155,000	203,988
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 8/01/26	1,645,000	2,164,902
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	785,000	486,802
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/25	45,000	44,766

		$11,399,029
Rhode Island - 0.6%
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 5/15/39	$840,000	$972,241

South Carolina - 1.5%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/23	$645,000	$695,961
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/32	260,226	267,692
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/47	137,633	138,989
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	106,963	11,146
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	102,359	10,666
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/48	50,000	51,789
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/43	355,000	404,263
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/43	845,000	961,635

		$2,542,141
South Dakota - 0.2%
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/34	$295,000	$338,775

Tennessee - 3.4%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/45	$1,295,000	$1,452,627
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 7/01/31	1,455,000	1,475,239
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 9/01/36	225,000	229,131
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	2,185,000	2,547,382
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/24	75,000	89,141

		$5,793,520
Texas - 12.3%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/24	$395,000	$404,595
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 1/01/34	55,000	55,485
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 5/15/33	600,000	631,764
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/45	115,000	129,416
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/33	130,000	155,130

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/41	$100,000	$111,833
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/42	520,000	553,025
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/43	210,000	249,824
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/40	320,000	365,059
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/45	200,000	228,788
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	465,000	517,866
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	980,000	1,080,421
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 8/15/34	1,065,000	1,189,200
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/44	130,000	138,720
Gregg County, TX, Health Facilities Development Corp. Hospital Rev., (Good Shepherd Obligated Group), “A”, FRN, 4.207%, 10/01/29 (Put Date 3/01/17)	445,000	449,512
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/25	135,000	141,994
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/28	500,000	501,015
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/32	330,000	360,683
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/35 (Prerefunded 12/01/18)	235,000	276,684
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/31	140,000	160,510
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/32	20,000	22,717
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/33	50,000	56,630
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/41	90,000	29,217
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/46	220,000	55,257
Houston, TX, Airport System Rev., “B”, 5%, 7/01/26	210,000	247,277
Houston, TX, Airport System Rev., Special Facilities (Continental Airlines, Inc.), 6.5%, 7/15/30	555,000	644,805
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/20	155,000	165,755
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/24	395,000	440,709
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/29	875,000	949,401
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/30	485,000	522,200
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/31	190,000	212,479
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/23	465,000	465,460
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/39 (Prerefunded 8/15/19)	250,000	295,243
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2/15/37 (Prerefunded 2/15/17)	75,000	78,615
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/30	35,000	38,541
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/35	30,000	32,432
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/47	85,000	90,368
Newark, TX, Higher Education Authority Rev. (A+ Charter Schools, Inc.), “A”, 5.5%, 8/15/35	105,000	107,485
Newark, TX, Higher Education Finance Corp Authority Rev. (A+ Charter Schools, Inc.), “A”, 5.75%, 8/15/45	65,000	66,089
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	215,000	227,158
North Texas Tollway Authority Rev., 6%, 1/01/38	970,000	1,148,567
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 9/01/31	710,000	828,982
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 5/01/26	840,000	843,209
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.5%, 11/15/34	130,000	152,009
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.75%, 11/15/44	235,000	276,165
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 8%, 11/15/49	170,000	202,329
San Jacinto, TX, Community College District, 5.125%, 2/15/38	550,000	593,599
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 11/15/29	65,000	71,863
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.125%, 5/15/37	65,000	65,307
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 11/15/44	525,000	579,569

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/35	$70,000	$73,568
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/40	80,000	82,668
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Buckingham Senior Living Community, Inc. Project), 3.875%, 11/15/20	190,000	191,911
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Buckingham Senior Living Community, Inc. Project), “A”, 5.25%, 11/15/35	55,000	57,529
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Buckingham Senior Living Community, Inc. Project), “A”, 5.5%, 11/15/45	250,000	260,090
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 11/15/44	980,000	989,192
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/44	75,000	80,404
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/49	45,000	48,107
Tarrant Cultural Education Facilities Finance Corp. Retirement Facility (Northwest Senior Housing Corporation Edgemere Project), “B”, 5%, 11/15/30	195,000	216,015
Tarrant Cultural Education Facilities Finance Corp. Retirement Facility (Northwest Senior Housing Corporation Edgemere Project), “B”, 5%, 11/15/36	370,000	388,900
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	190,000	210,739
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	210,000	263,189
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	170,000	209,347
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 8/15/30	245,000	285,761
Texas Transportation Commission, Central Texas Turnpike System Rev., Capital Appreciation, “B”, 0%, 8/15/36	435,000	187,655
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	110,000	127,070
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	165,000	189,230

		$21,072,336
U.S. Virgin Islands - 0.2%
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	$255,000	$286,521

Utah - 0.1%
Utah Charter School Finance Authority Rev. (Spectrum Academy), 6%, 4/15/45	$160,000	$166,981

Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/24	$10,000	$11,870
Burlington, VT, Airport Rev., “A”, 4%, 7/01/28	110,000	114,254
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/30	20,000	23,027
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/36 (Put Date 4/02/18)	220,000	221,707

		$370,858
Virginia - 1.8%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/43	$515,000	$558,415
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5%, 1/01/46	70,000	68,928
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5.375%, 1/01/46	165,000	168,449
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.4%, 3/01/45	120,000	124,123
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/30	215,000	233,144
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/35	215,000	228,689
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	595,000	688,284
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	950,000	1,052,572

		$3,122,604
Washington - 4.3%
King County, WA, Sewer Rev., 5%, 1/01/40	$1,765,000	$1,986,719
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 10/01/36	1,405,000	1,582,086

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Washington - continued
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 12/01/32	$120,000	$127,142
Washington Health Care Facilities Authority Rev. (Multicare Health Systems), “B”, ASSD GTY, 6%, 8/15/39	560,000	658,056
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “A”, 5%, 10/01/33	1,395,000	1,612,494
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/34	355,000	397,366
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “A”, 7%, 7/01/45	100,000	104,300
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “A”, 7%, 7/01/50	100,000	103,589
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-2”, 4.875%, 1/01/22	140,000	140,784
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-3”, 4.375%, 1/01/21	140,000	142,086
Washington Housing Finance Community Nonprofit Housing Rev. (Rockwood Retirement Communities), 5.125%, 1/01/20	505,000	505,348

		$7,359,970
West Virginia - 0.2%
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/29	$50,000	$58,758
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/30	105,000	122,736
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 6/01/34	165,000	168,386

		$349,880
Wisconsin - 4.7%
Wisconsin General Fund Annual Appropriation Rev., “A”, 5.75%, 5/01/33	$840,000	$962,010
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/26	250,000	287,253
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/28	75,000	85,450
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 5/01/31 (Prerefunded 5/01/21)	920,000	1,124,019
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 5/01/41 (Prerefunded 5/01/21)	605,000	754,338
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “B”, 5%, 9/15/37	25,000	26,919
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “B”, 5%, 9/15/45	40,000	42,805
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 8/15/34	865,000	879,195
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/30	70,000	70,608
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/35	70,000	70,499
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.5%, 3/01/45	175,000	175,739
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 4%, 9/01/20	45,000	46,851
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/25	35,000	37,659
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/30	60,000	61,844
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/38	80,000	80,939
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/35	190,000	195,955
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/29	140,000	145,701
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/34	125,000	132,530
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/44	120,000	128,514
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/49	155,000	168,105
Wisconsin Public Finance Authority Student Housing Rev., (Western Carolina University Project), 5.25%, 7/01/47	235,000	247,229
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/22	170,000	185,893
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/28	1,825,000	2,005,073
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/42	95,000	99,725

		$8,014,853
Total Municipal Bonds		$264,846,722

Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	1,281,106	$1,281,106
Total Investments		$266,127,828

Other Assets, Less Liabilities - 1.6%		2,661,977

ARPS (issued by the fund) - (3.3)%		(5,625,000)

VMTPS (issued by the fund) - (53.6)%		(91,875,000)
Net assets applicable to common shares - 100.0%		$171,289,805

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,239,943, representing 1.9% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.75%, 12/01/16	8/27/93	$546,870	$545,627
% of Net assets applicable to common shares			0.3%

The following abbreviations are used in this report and are defined:

ARPS	Auction Rate Preferred Shares
COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LOC	Letter of Credit
VMTPS	Variable Rate Municipal Term Preferred Shares

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 2/29/16

Futures Contracts at 2/29/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	221	$28,843,953	June - 2016	$25,096
U.S. Treasury Bond 30 yr (Short)	USD	31	5,100,469	June - 2016	47,113

					$72,209

At February 29, 2016 the fund had cash collateral of $422,350 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/29/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$264,846,722	$—	$264,846,722
Mutual Funds	1,281,106	—	—	1,281,106
Total Investments	$1,281,106	$264,846,722	$—	$266,127,828

Other Financial Instruments
Futures Contracts	$72,209			$72,209

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$242,676,472
Gross unrealized appreciation	25,388,799
Gross unrealized depreciation	(1,937,443)
Net unrealized appreciation (depreciation)	$23,451,356

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,986,134	12,612,478	(14,317,506)	1,281,106

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,372	$1,281,106

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS HIGH INCOME MUNICIPAL TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: April 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: April 15, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 15, 2016

*	Print name and title of each signing officer under his or her signature.